Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deposits (Note a)			¥ 436,402		¥ 324,018
VAT and EIT recoverable			770,949		1,567,589
Interest receivable			100,402		22,578
Advances to suppliers related to financing activities (Note b)			1,269,898		37,442
Prepayment to suppliers related to procurement activities			707,233		593,117
Prepaid expense			119,436		62,160
Others			230,024		324,877
Subtotal			3,634,344		2,931,781
Less: allowance for doubtful accounts			(39,608)		(33,888)
Total	$ 416,256		3,594,736		¥ 2,897,893
Allowance for doubtful accounts:
Balance at beginning of the year		¥ (117,544)	(124,891)	¥ (46,209)
Provision for allowance during the year	$ (32,970)	(229,531)	(175,405)	(130,862)
Write-offs during the year		161,008	173,743	32,501
Balance at end of the year		(111,778)	(117,544)	(124,891)
Other receivables and prepayments, net
Allowance for doubtful accounts:
Balance at beginning of the year		(39,608)	(43,097)	(23,418)
Provision for allowance during the year		(10,456)	(5,220)	(19,679)
Write-offs during the year		16,176	8,709
Balance at end of the year		¥ (33,888)	¥ (39,608)	¥ (43,097)
Supplier Advance | Minimum
Finance receivable, interest rate	8.00%				8.00%
Supplier Advance | Maximum
Finance receivable, interest rate	18.00%				18.00%